Trade Payables and Other Current Liabilities - Summary of Trade Payables Break Down By Payment Date (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade Payable And Other Current Liabilities [Line Items]
Trade payables	€ 14,602	€ 6,923	€ 7,491
Due in 30 days
Trade Payable And Other Current Liabilities [Line Items]
Trade payables	14,445	6,834	7,414
Due in 30 60 days
Trade Payable And Other Current Liabilities [Line Items]
Trade payables	€ 158	€ 89	€ 77